Inventories (Tables)	12 Months Ended
Jun. 30, 2024
Inventories [Abstract]
Schedule of Inventories
	As of June 30, 2024	As of June 30, 2023
Raw materials (*)	4,835,072	179,368
Finished goods	1,444,447	286,380
Total Inventories	$6,279,519	$465,748
(*)	On June 14, 2024, Moolec Science SA and Bioceres Crop Solutions Corp. (“BIOX”) signed an agreement under which BIOX sold 15,000 tons of HB4 soybean to Moolec Science SA for an amount of USD 6,600,000 payable in 2026. Later, on September 15, 2024 such payables were exchanged for a convertible note (see note 31).